Item 1. Report to Shareholders

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                       6 Months            Year                        11/30/00
                          Ended           Ended                         Through
                        4/30/04        10/31/03        10/31/02        10/31/01

NET ASSET VALUE

Beginning of
period              $     10.71     $     10.69     $     10.63     $     10.00

Investment
activities

  Net investment
  income (loss)            0.22            0.39            0.51            0.55

  Net realized and
  unrealized gain
  (loss)                  (0.10)           0.11            0.07            0.63

  Total from
  investment
  activities               0.12            0.50            0.58            1.18

Distributions

  Net investment
  income                  (0.23)          (0.45)          (0.52)          (0.55)

  Net realized gain        --             (0.03)           --              --

  Total
  distributions           (0.23)          (0.48)          (0.52)          (0.55)

NET ASSET VALUE

End of period       $     10.60     $     10.71     $     10.69     $     10.63
                    ------------------------------------------------------------

Ratios/
Supplemental Data

Total return^              1.06%           4.75%           5.69%         12.11%

Ratio of total
expenses to
average net assets         0.30%!          0.30%           0.30%          0.30%!

Ratio of net
investment income
(loss) to average
net assets                 3.89%!          3.66%           4.81%          5.74%!

Portfolio turnover
rate                      213.2%!         190.3%          140.4%          83.9%!

Net assets,
end of period
(in thousands)       $   114,509     $    76,053     $    81,028    $    48,814

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments ss.                   $ Par/Shares               Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES   23.9%

Aerospace & Defense   0.4%

Boeing, 6.125%, 2/15/33                                 50                   49

Boeing Capital, 6.10%, 3/1/11                           50                   53

Lockheed Martin

    7.75%, 5/1/26                                       50                   58

    8.50%, 12/1/29                                     100                  127

Northrop Grumman, 7.125%, 2/15/11                      200                  226

                                                                            513

Airlines   0.1%

Southwest Airlines, 6.50%, 3/1/12                       85                   91

                                                                             91

Automobiles and Related   1.6%

DaimlerChrysler

    6.40%, 5/15/06                                     100                  107

    7.25%, 1/18/06                                     100                  107

    8.50%, 1/18/31                                     100                  115

Delphi, 6.55%, 6/15/06                                 100                  106

Ford Motor Credit

    5.80%, 1/12/09                                     350                  356

    7.00%, 10/1/13                                     350                  360

General Motors

    7.125%, 7/15/13                                    200                  210

    7.20%, 1/15/11                                     100                  107

    8.25%, 7/15/23                                     150                  160

General Motors Acceptance Corp.

    6.125%, 8/28/07                                     80                   84

    8.00%, 11/1/31                                     100                  105

                                                                          1,817

Banking   3.6%

Abbey National, 6.69%, 10/17/05                        100                  106

ABN Amro Bank (Chicago), 7.125%, 6/18/07               100                  111

Bank of America

    4.875%, 9/15/12                                    100                   99

    7.40%, 1/15/11                                     100                  115

Bank One

    3.70%, 1/15/08                                     100                  100

    5.50%, 3/26/07                                      50                   53

    7.00%, 7/15/05                                     100                  105

BB&T, 4.75%, 10/1/12                                    95                   94

Citigroup

    5.625%, 8/27/12                                    200                  209

    5.75%, 5/10/06                                     200                  212

    7.25%, 10/1/10                                     200                  227

Fifth Third Bank, 2.70%, 1/30/07                       200                  198

First Union Corp., 6.40%, 4/1/08                       200                  218

First Union National Bank, 5.80%, 12/1/08              100                  107

HSBC Holdings, 7.50%, 7/15/09                          100                  115

JP Morgan Chase

    5.25%, 5/30/07                                     100                  105

    6.875%, 1/15/07                                    200                  218

Marshall & Ilsley Bank, 5.25%, 9/4/12                   20                   20

MBNA America Bank, 6.50%, 6/20/06                      200                  214

Mellon Bank, 7.625%, 9/15/07                           200                  227

National City, 5.75%, 2/1/09                           100                  107

North Fork Bancorporation, 5.875%, 8/15/12              25                   26

PNC Funding, 5.75%, 8/1/06                             125                  132

Regions Financial, 6.375%, 5/15/12                     100                  109

Royal Bank of Canada, 3.875%, 5/4/09                   150                  149

Royal Bank of Scotland Group,
5.00%, 10/1/14                                         125                  123

Suntrust Bank, 5.45%, 12/1/17                          125                  125

Synovus Financial, 4.875%, 2/15/13                      90                   89

U.S. Bancorp, 6.375%, 8/1/11                           150                  165

Wachovia Bank, 4.85%, 7/30/07                           85                   89

Wells Fargo

    5.125%, 9/1/12                                     100                  101

    5.25%, 12/1/07                                     100                  106

                                                                          4,174

Beverages   0.2%

Anheuser-Busch, 7.55%, 10/1/30                         100                  120

Bottling Group, 4.625%, 11/15/12                       100                   98

                                                                            218

Broadcasting   0.5%

AOL Time Warner, 7.625%, 4/15/31                       300                  327

Univision Communications, 3.50%, 10/15/07              200                  198

                                                                            525

Building and Real Estate   0.2%

Pulte Homes, 7.875%, 8/1/11                            200                  230

                                                                            230

Cable Operators   0.2%

Clear Channel Communications,
7.65%, 9/15/10                                          75                   86

Cox Communications

    6.75%, 3/15/11                                     100                  110

    7.75%, 8/15/06                                      50                   55

                                                                            251

Computer Service & Software   0.2%

IBM

    4.25%, 9/15/09                                     100                  101

    8.375%, 11/1/19                                    100                  127

                                                                            228

Conglomerates   0.4%

General Electric Capital

    3.125%, 4/1/09                                     100                   96

    5.00%, 6/15/07                                     200                  209

United Technologies, 4.875%, 11/1/06                   125                  131

                                                                            436

Diversified Chemicals   0.2%

Dow Chemical, 7.00%, 8/15/05                           150                  158

Praxair, 6.375%, 4/1/12                                100                  110

Drugs   0.1%

Bristol-Myers Squibb, 5.75%, 10/1/11                   100                  105

                                                                            105

Electric Utilities   2.6%

Alabama Power, 5.50%, 10/15/17                         100                  100

Appalachian Power, 3.60%, 5/15/08                      200                  196

Black Hills, 6.50%, 5/15/13                             50                   51

Boston Edison, 4.875%, 4/15/14                         100                   99

CenterPoint Energy Houston Electric,
6.95%, 3/15/33                                         100                  108

Consolidated Edison, 7.50%, 9/1/10                     100                  116

Energy East, 5.75%, 11/15/06                            40                   42

Entergy Gulf States, 5.20%, 12/3/07                     95                   96

Exelon Generation, 6.95%, 6/15/11                      200                  223

Korea Electric Power, 144A, 4.25%, 9/12/07             100                  101

Nisource Finance, 7.875%, 11/15/10                     200                  231

Oncor Electric Delivery, 7.25%, 1/15/33                100                  111

Pacific Gas & Electric, 3.60%, 3/1/09                  200                  194

Pinnacle West Capital, 6.40%, 4/1/06                   200                  212

PPL Electric Utilities, 5.875%, 8/15/07                 30                   32

PPL Energy Supply, 6.40%, 11/1/11                       50                   54

Progress Energy, 7.10%, 3/1/11                         100                  111

PSEG Power, 8.625%, 4/15/31                            200                  250

Public Service Company of Colorado,
7.875%, 10/1/12                                        150                  179

Sempra Energy, 6.00%, 2/1/13                           120                  125

Southern California Edison, 4.65%, 4/1/15              200                  188

TXU Energy, 7.00%, 3/15/13                              50                   55

Virginia Electric & Power, 5.75%, 3/31/06              100                  106

                                                                          2,980

Electronic Components   0.1%

Motorola, 6.75%, 2/1/06                                100                  106

                                                                            106

Energy   0.4%

Pioneer Natural Resources, 7.50%, 4/15/12              100                  115

Transocean, 7.50%, 4/15/31                             200                  228

XTO Energy, 4.90%, 2/1/14                              100                   96

Entertainment and Leisure   0.2%

Viacom

    5.50%, 5/15/33                                     200                  180

    5.625%, 8/15/12                                     65                   68

                                                                            248

Exploration and Production   0.4%

Anadarko Petroleum, 5.375%, 3/1/07                     100                  105

Canadian Natural Resources, 6.45%, 6/30/33             200                  204

EOG Resources, 6.00%, 12/15/08                         100                  108

                                                                            417

Finance and Credit   1.4%

CIT Group, 7.75%, 4/2/12                                80                   93

Commercial Credit, 6.75%, 7/1/07                       150                  164

Countrywide Funding, 5.625%, 7/15/09                   200                  212

Countrywide Home Loan, 5.50%, 8/1/06                   100                  105

First Data, 4.70%, 8/1/13                              200                  195

Household Finance, 5.75%, 1/30/07                      150                  160

International Lease Finance

    3.75%, 8/1/07                                      200                  201

    6.375%, 3/15/09                                    100                  108

National Rural Utilities, 6.00%, 5/15/06               300                  319

                                                                          1,557

Food Processing   0.4%

General Mills, 5.125%, 2/15/07                         100                  105

Kellogg, Series B, 7.45%, 4/1/31                       100                  115

Kraft Foods

    4.00%, 10/1/08                                     150                  149

    6.50%, 11/1/31                                     100                  103

                                                                            472

Food/Tobacco   0.1%

Philip Morris, 7.00%, 7/15/05                           50                   52

UST, 6.625%, 7/15/12                                   100                  109

Gas & Gas Transmission   0.6%

Consolidated Natural Gas, 5.00%, 3/1/14                200                  195

Duke Capital, 4.37%, 3/1/09                            200                  196

Kinder Morgan, 6.50%, 9/1/12                           100                  108

Panhandle Eastearn Pipe Line,
4.80%, 8/15/08                                         200                  202

                                                                            701

Insurance   1.1%

AFLAC, 6.50%, 4/15/09                                  100                  109

Allstate, 6.125%, 12/15/32                             150                  150

American General, 7.50%, 8/11/10                       100                  115

GE Global Insurance, 7.75%, 6/15/30                    100                  116

Hartford Financial Services Group,
4.75%, 3/1/14                                          200                  191

John Hancock Financial Services,
5.625%, 12/1/08                                        100                  106

Lincoln National, 5.25%, 6/15/07                       100                  105

Marsh & McLennan, 3.625%, 2/15/08                       40                   40

Principal Life Global Funding, 144A,
5.25%, 1/15/13                                         100                  100

St. Paul Travelers Companies,
5.75%, 3/15/07                                          50                   53

Travelers Property Casualty,
5.00%, 3/15/13                                         100                   98

XL Capital Finance, 6.50%, 1/15/12                     100                  109

                                                                          1,292

Investment Dealers   1.7%

Bear Stearns

    3.00%, 3/30/06                                     100                  101

    4.50%, 10/28/10                                    200                  198

Credit Suisse First Boston (USA),
5.125%, 1/15/14                                        200                  196

Franklin Resources, 3.70%, 4/15/08                      20                   20

Goldman Sachs Capital, 6.345%, 2/15/34                  50                   48

Goldman Sachs Group

    4.125%, 1/15/08                                     85                   86

    6.60%, 1/15/12                                     400                  439

Lehman Brothers

    4.80%, 3/13/14                                     100                   95

    7.625%, 6/1/06                                     100                  110

Merrill Lynch, 3.125%, 7/15/08                         200                  194

Morgan Stanley

    4.75%, 4/1/14                                      150                  140

    5.80%, 4/1/07                                      250                  266

                                                                          1,893

Long Distance   0.6%

AT&T Broadband, 8.375%, 3/15/13                        316                  377

Sprint Capital

    6.875%, 11/15/28                                   200                  197

    7.625%, 1/30/11                                    150                  169

                                                                            743

Manufacturing   0.3%

Dover, 6.50%, 2/15/11                                  100                  110

John Deere Capital

    3.90%, 1/15/08                                      50                   50

    4.50%, 8/22/07                                     150                  155

                                                                            315

Media and Communications   0.4%

Belo, 7.125%, 6/1/07                                   150                  165

News America

    6.75%, 1/9/38                                      150                  166

    7.25%, 5/18/18                                     100                  111

                                                                            442

Metals   0.2%

Alcan Aluminum, 4.875%, 9/15/12                        100                   99

Alcoa, 5.375%, 1/15/13                                 120                  123

                                                                            222

Metals and Mining   0.2%

Inco, 7.75%, 5/15/12                                   100                  115

Placer Dome, 6.375%, 3/1/33                            100                  100

                                                                            215

Miscellaneous Consumer Products   0.6%

Bunge Limited Finance, 144A,
4.375%, 12/15/08                                       200                  199

Colgate Palmolive, 5.98%, 4/25/12                      100                  108

Fortune Brands, 6.25%, 4/1/08                          200                  216

Gillette, 3.50%, 10/15/07                               50                   50

Masco, 5.875%, 7/15/12                                 100                  105

Newell Rubbermaid, 4.625%, 12/15/09                     35                   35

                                                                            713

Oil Field Services   0.1%

Baker Hughes, 6.00%, 2/15/09                           150                  163

                                                                            163

Paper and Paper Products   0.5%

Abitibi Consolidated Company of Canada,
6.95%, 12/15/06                                        100                  103

Celulosa Arauco Y Constitucion,
8.625%, 8/15/10                                        150                  175

Domtar, 5.375%, 12/1/13                                100                   98

Weyerhaeuser, 6.75%, 3/15/12                           200                  219

                                                                            595

Petroleum   0.8%

Atlantic Richfield, 5.90%, 4/15/09                     200                  218

ChevronTexaco Capital, 3.375%, 2/15/08                 200                  198

ConocoPhillips, 5.90%, 10/15/32                        100                   97

Devon Financing, 6.875%, 9/30/11                       200                  221

Pemex Finance, 9.14%, 8/15/04                           20                   20

Pemex Project Funding Master Trust,
7.375%, 12/15/14                                       100                  105

Petrobras International, 9.875%, 5/9/08                 45                   50

                                                                            909

Printing and Publishing   0.2%

Reed Elsevier Capital, 6.125%, 8/1/06                  200                  214

                                                                            214

Railroads   0.4%

Canadian National Railway, 4.40%, 3/15/13               95                   90

Norfolk Southern

    7.25%, 2/15/31                                     100                  111

    8.375%, 5/15/05                                    100                  106

Union Pacific

    5.75%, 10/15/07                                    100                  106

    6.65%, 1/15/11                                      50                   55

Real Estate   0.3%

EOP Operating, 7.75%, 11/15/07                         100                  113

Simon Debartolo, 6.875%, 11/15/06                      100                  109

Simon Property, 7.375%, 1/20/06                        100                  107

                                                                            329

Retail   0.3%

Limited, 6.95%, 3/1/33                                 100                  105

Target, 5.875%, 3/1/12                                 100                  106

Wal-Mart, 6.875%, 8/10/09                              100                  113

                                                                            324

Savings and Loan   0.1%

Washington Mutual, 8.25%, 4/1/10                       100                  118

                                                                            118

Specialty Chemicals   0.1%

Chevron Phillips Chemical, 5.375%, 6/15/07             100                  105

                                                                            105

Supermarkets   0.2%

Fred Meyer, 7.375%, 3/1/05                             100                  104

Kroger, 7.625%, 9/15/06                                100                  110

                                                                            214

Telecommunications   0.2%

AT&T, STEP, 8.75%, 11/15/31                            100                  108

British Telecommunications, STEP

    7.875%, 12/15/05                                    50                   54

    8.875%, 12/15/30                                   100                  125

                                                                            287

Telephones   1.1%

Bellsouth Capital Funding, 7.875%, 2/15/30             100                  118

Deutsche Telekom, STEP

    8.25%, 6/15/05                                     100                  106

    8.50%, 6/15/10                                     100                  118

France Telecom, STEP, 8.75%, 3/1/11                    200                  236

Telecom Italia Capital, 144A,
5.25%, 11/15/13                                        200                  197

Verizon Florida, 6.125%, 1/15/13                       100                  105

Verizon Global Funding

    4.00%, 1/15/08                                     100                  101

    7.25%, 12/1/10                                     100                  113

    7.75%, 12/1/30                                     100                  114

                                                                          1,208

Transportation (excluding Rail Road)   0.1%

Fedex, 6.875%, 2/15/06                                 144                  154

                                                                            154

Wireless Communications   0.4%

America Movil, 144A, 4.125%, 3/1/09                    100                   97

Verizon Wireless, 5.375%, 12/15/06                     200                  211

Vodafone, 5.375%, 1/30/15                              100                   99

                                                                            407

Wireline Communications   0.1%

Telefonica Europe, 7.35%, 9/15/05                      100                  107

                                                                            107

Total Corporate Bonds and Notes (Cost  $26,657)                          27,374

FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
OBLIGATIONS   2.4%

Canadian Government and Municipalities   0.7%

Canada Mortgage & Housing, 2.95%, 6/2/08               100                   98

Hydro-Quebec, 7.50%, 4/1/16                            100                  121

Province of Manitoba, 7.50%, 2/22/10                   100                  117

Province of Ontario

    3.50%, 9/17/07                                     100                  100

    6.00%, 2/21/06                                     100                  106

Province of Quebec

    7.00%, 1/30/07                                     100                  110

    7.50%, 9/15/29                                     100                  122

Foreign Government and Municipalities
(Excluding Canadian)   1.7%

European Investment Bank

    2.70%, 4/20/07                                     100                   99

    3.375%, 6/12/13                                    250                  230

  STEP, 4.00%, 8/30/05                                 100                  102

Inter-American Development Bank

    6.375%, 10/22/07                                   100                  110

    7.375%, 1/15/10                                    100                  117

International Bank for Reconstruction & Development
6.625%, 8/21/06                                        100                  109

KFW International Finance, 4.75%, 1/24/07              100                  105

Petroleos Mexicanos, STEP, 6.50%, 2/1/05               100                  104

Republic of Chile, 5.50%, 1/15/13                       80                   81

Republic of Italy

    2.50%, 3/31/06                                     250                  250

    3.625%, 9/14/07                                    100                  101

Republic of South Korea, 8.875%, 4/15/08               100                  117

United Mexican States

    6.375%, 1/16/13                                    100                  101

    7.50%, 1/14/12                                     100                  110

    9.875%, 2/1/10                                     100                  123

    11.375%, 9/15/16                                   100                  141

                                                                          2,000

Total Foreign Government Obligations & Agency
Obligations (Cost  $2,654)                                                2,774

ASSET-BACKED SECURITIES   1.4%

Credit Card-Backed   0.9%

American Express Credit Card Master Trust
Series 2000-1, Class A, 7.20%, 9/17/07                 100                  104

Bank One Issuance Trust
Series 2002-A4, Class A4, 2.94%, 6/16/08               250                  253

Chemical Master Credit Card Trust
Series 1996-2, Class A, 5.98%, 9/15/08                 100                  106

Citibank Credit Card Master Trust
Series 1998-2, Class A, 6.05%, 1/15/10                 100                  108

MBNA Credit Card Master Trust
Series 2001, Class AA, 5.75%, 10/15/08                 100                  106

MBNA Master Credit Card Trust II

    Series 1997-1, Class A, 6.55%, 1/15/07             160                  162

    Series 2000-D, Class C, 144A,
    8.40%, 9/15/09                                     100                  113

Sears Credit Account Master Trust
Series 1998-2, 5.25%, 10/16/08                          25                   25

                                                                            977

Motorcycles   0.3%

Harley Davidson Motorcycle Trust
Series 2003-2, Class A-2, 2.07%, 2/15/11               350                  346

                                                                            346

Stranded Asset   0.2%

Reliant Energy Transition
Series 2001-1, Class A2, 4.76%, 9/15/09                250                  259

                                                                            259

Total Asset-Backed Securities (Cost  $1,557)                              1,582

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES   2.8%

Commercial Mortgage-Backed   2.8%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO,
4.648%, 9/11/36                                        500                  487

Bear Stearns Commercial Mortgage

    Series 2004-T14, Class A2, CMO,
    4.17%, 1/12/41                                     575                  576

    Series 2002-TOP8, Class A2, CMO,
    4.83%, 8/15/38                                     350                  347

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO,
7.30%, 6/10/32                                         250                  283

GE Capital Commercial Mortgage
Series 2001-1, Series A1, CMO,
6.079%, 5/15/33                                         82                   87

General Electric Capital
Series 2001-1, Class A2, CMO,
6.531%, 5/15/33                                        400                  439

J.P. Morgan Chase Commercial Mortgage

    Series 1999-C7, Class A2, CMO,
    6.507%, 10/15/35                                   250                  272

    Series 2000-C10, Class A2, CMO,
    7.371%, 8/15/32                                    125                  142

    Series 2001-CIBC, Class A3, CMO,
    6.26%, 3/15/33                                     285                  309

Morgan Stanley Dean Witter Capital
Series 2002, Class A2, CMO, 5.98%, 1/15/39             200                  213

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $3,136)                                                 3,155

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 35.0%

U.S. Government Agency Obligations +/- 29.3%

Federal Home Loan Mortgage

    5.00%, 10/1/18 - 4/1/34                          3,460                3,378

    5.50%, 3/1/31 - 10/1/33                          1,221                1,221

    6.00%, 12/1/13 - 2/1/34                            676                  694

    6.50%, 4/1/16 - 8/1/32                             810                  846

    7.00%, 11/1/30 - 6/1/32                            218                  230

    7.50%, 4/1/15                                       15                   16

  TBA

    4.50%, 1/1/19                                    2,000                1,971

    5.00%, 1/1/19                                    1,000                1,007

    5.50%, 1/1/34                                    2,000                1,998

Federal National Mortgage Assn.

    4.50%, 5/1/18                                      477                  472

    5.00%, 12/1/08 - 4/1/34                          3,552                3,469

    5.50%, 5/1/14 - 3/1/34                           4,271                4,282

    6.50%, 4/1/15 - 12/1/32                          3,127                3,277

    7.00%, 7/1/10 - 7/1/32                             860                  913

    7.50%, 10/1/25 - 4/1/31                            212                  227

    8.00%, 3/1/31                                      120                  130

  TBA

    4.50%, 1/1/19                                    2,000                1,971

    5.00%, 1/1/19                                    1,000                1,007

    5.50%, 1/1/18 - 1/1/34                           1,667                1,689

    6.00%, 1/1/34                                    4,603                4,708

                                                                         33,506

U.S. Government Obligations 5.7%

Government National Mortgage Assn.

    4.50%, 3/20/34                                     499                  469

    5.00%, 8/20/33                                     962                  936

    5.50%, 2/20/34                                     892                  893

    6.00%, 7/15/16 - 4/15/34                         2,522                2,601

    6.50%, 5/15/16 - 12/20/33                          463                  487

    7.00%, 3/15/13 - 6/15/31                           397                  424

    7.50%, 11/15/12 - 1/15/32                          532                  573

    8.00%, 10/15/23 - 1/15/26                          149                  163

                                                                          6,546

Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $40,335)                                               40,052

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 33.6%

U.S. Government Agency Obligations +/- 10.6%

Federal Home Loan Bank

    2.50%, 3/15/06                                     500                  501

    2.875%, 9/15/06                                    500                  502

    5.125%, 3/6/06                                     400                  419

    5.75%, 5/15/12                                     185                  197

    5.80%, 9/2/08                                    1,000                1,080

Federal Home Loan Mortgage

    1.875%, 2/15/06                                    500                  496

    2.375%, 2/15/07                                    500                  492

    3.625%, 9/15/08                                    500                  497

    4.50%, 7/15/13                                     500                  484

    5.50%, 7/15/06                                     500                  530

    5.75%, 1/15/12                                     300                  320

    6.875%, 9/15/10                                    200                  227

    7.00%, 7/15/05                                     970                1,028

Federal National Mortgage Assn.

    2.00%, 1/15/06                                     500                  497

    2.375%, 2/15/07                                    500                  492

    5.25%, 8/1/12                                      115                  116

    5.50%, 3/15/11                                     300                  317

    6.00%, 5/15/08 - 5/15/11                           750                  815

    6.25%, 5/15/29                                     775                  821

    6.625%, 10/15/07                                   700                  774

    6.625%, 11/15/30                                   500                  555

    7.25%, 1/15/10                                     650                  748

Tennessee Valley Authority, 4.75%, 8/1/13              200                  197

                                                                         12,105

U.S. Treasury Obligations 23.0%

U.S. Treasury Bonds

    5.25%, 2/15/29                                     660                  649

    5.375%, 2/15/31                                    450                  456

    6.00%, 2/15/26                                     925                1,000

    6.25%, 8/15/23                                   1,660                1,844

    7.25%, 5/15/16                                     700                  853

    9.875%, 11/15/15                                   550                  800

U.S. Treasury Notes

    1.50%, 3/31/06                                   4,600                4,536

    1.625%, 10/31/05                                   150                  149

    1.875%, 12/31/05                                 4,500                4,482

    2.25%, 2/15/07                                   2,000                1,973

    2.625%, 11/15/06 - 3/15/09                       4,300                4,157

    3.00%, 2/15/09                                     500                  487

    3.375%, 12/15/08                                 1,450                1,440

    4.00%, 2/15/14                                     700                  673

    5.50%, 2/15/08                                     100                  108

    5.625%, 2/15/06                                    460                  488

    5.75%, 11/15/05                                    400                  423

    6.25%, 2/15/07                                     400                  437

    6.50%, 2/15/10                                     650                  739

    6.625%, 5/15/07                                    610                  676

                                                                         26,370

Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed) (Cost  $38,401)                              38,475

Money Market Funds   13.1%

T. Rowe Price Reserve Investment Fund,
1.09% #                                             15,030               15,030

Total Money Market Funds (Cost $15,030)                                  15,030

Total Investments in Securities

112.2% of Net Assets (Cost $127,770)                                   $128,442
                                                                       --------

ss.  Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total value of such securities at period-end amounts to $807 and represents 0.7% of net assets

CMO  Collateralized Mortgage Obligation

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA  To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $127,770)        $            128,442

Other assets                                                              1,394

Total assets                                                            129,836


Liabilities

Payable for investment securities purchased                              15,166

Other liabilities                                                           161

Total liabilities                                                        15,327


NET ASSETS                                                 $            114,509
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (141)

Undistributed net realized gain (loss)                                      198

Net unrealized gain (loss)                                                  672

Paid-in-capital applicable to 10,799,454 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         113,780

NET ASSETS                                                 $            114,509
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.60
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        4/30/04

Investment Income (Loss)

Income

  Interest                                                 $              1,640

  Dividend                                                                   48

  Total income                                                            1,688

Investment management and administrative expense                            121

Net investment income (loss)                                              1,567

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      281

Change in net unrealized gain (loss) on securities                       (2,078)

Net realized and unrealized gain (loss)                                  (1,797)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $               (230)
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/04             10/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         1,567      $         3,305

  Net realized gain (loss)                             281                  312

  Change in net unrealized gain (loss)              (2,078)                 232

  Increase (decrease) in net assets
  from operations                                     (230)               3,849

Distributions to shareholders

  Net investment income                             (1,672)              (3,747)

  Net realized gain                                   --                   (237)

  Decrease in net assets from distributions         (1,672)              (3,984)

Capital share transactions *

  Shares sold                                       61,779               43,746

  Distributions reinvested                           1,376                3,519

  Shares redeemed                                  (22,799)             (52,126)

  Redemption fees received                               2                   21

  Increase (decrease) in net assets
  from capital share transactions                   40,358               (4,840)

Net Assets

Increase (decrease) during period                   38,456               (4,975)

Beginning of period                                 76,053               81,028

End of period                              $       114,509      $        76,053
                                           ---------------      ---------------

(Including undistributed net investment
income (loss) of $(141) at 4/30/04
and $(36) at 10/31/03)

*Share information

  Shares sold                                        5,690                4,055

  Distributions reinvested                             128                  326

  Shares redeemed                                   (2,118)              (4,861)

  Increase (decrease) in shares outstanding          3,700                 (480)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions

Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $10,990,000 and $4,172,000, respectively, for the six months ended April 30, 2004. Purchases and sales of U.S. government securities aggregated $110,726,000 and $80,050,000, respectively, for the six months ended April 30, 2004.


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $99,000 of unused capital loss carryforwards, of which $99,000 expire in fiscal 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $127,770,000. Net unrealized gain aggregated $672,000 at period-end, of which $1,955,000 related to appreciated investments and $1,283,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2004, $25,000 was payable under the agreement.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund's all-inclusive fee agreement. At April 30, 2004, no shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $48,000.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price U.S. Bond Index Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004